Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 2,148,710	$ 521,625	$ 28,302,082	$ (1,955,722)	$ 29,016,695
Balance (in shares) at Dec. 31, 2008	1,718,968
Comprehensive income
Net income (loss)	0	0	882,719	0	882,719
Net change in pension reserve, net of income taxes	0	0	0	1,079,087	1,079,087
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	394,290	394,290
Reclassification adjustment, net of income taxes	0	0	0	(145,259)	(145,259)
Total comprehensive income					2,210,837
Dividends paid	0	0	(687,587)	0	(687,587)
Balance at Dec. 31, 2009	2,148,710	521,625	28,497,214	(627,604)	30,539,945
Balance (in shares) at Dec. 31, 2009	1,718,968
Comprehensive income
Net income (loss)	0	0	1,165,861	0	1,165,861
Net change in pension reserve, net of income taxes	0	0	0	(116,490)	(116,490)
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	(112,967)	(112,967)
Reclassification adjustment, net of income taxes	0	0	0	(378,992)	(378,992)
Total comprehensive income					557,412
Dividends paid	0	0	(687,587)	0	(687,587)
Balance at Dec. 31, 2010	2,148,710	521,625	28,975,488	(1,236,053)	30,409,770
Balance (in shares) at Dec. 31, 2010	1,718,968
Comprehensive income
Net income (loss)	0	0	(1,645,840)	0	(1,645,840)
Net change in pension reserve, net of income taxes	0	0	0	(1,064,301)	(1,064,301)
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	1,210,807	1,210,807
Reclassification adjustment, net of income taxes	0	0	0	(398,633)	(398,633)
Total comprehensive income					(1,897,967)
Dividends paid	0	0	(171,897)	0	(171,897)
Balance at Dec. 31, 2011	$ 2,148,710	$ 521,625	$ 27,157,751	$ (1,488,180)	$ 28,339,906
Balance (in shares) at Dec. 31, 2011	1,718,968